OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2018
Disclosure of other operating income expense [Abstract]
Disclosure of other operating income [text block]
30	OTHER OPERATING INCOME

	2018	2017	2016
	US$’000	US$’000	US$’000

Foreign exchange gain	7,132	3,595	4,142
Gain on deemed disposal of previously held joint venture interest	213	-	-
Gain on disposal of business	3,602	-	-
Other operating income	512	1,101	1,545
	11,459	4,696	5,687